Business Segments [Text Block] (Tables)	6 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Financial Information by Business Segment [Table Text Block]

	Customer Business
	Retail & Commercial Banking Business Group	Japanese Corporate & Investment Banking Business Group	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Total	Global Markets Business Group	Other	Total
	(in billions)
Six months ended September 30, 2019:
Net revenue:	¥723.9	¥276.2	¥199.6	¥366.5	¥101.3	¥1,667.5	¥336.1	¥2.2	¥2,005.8
BK and TB (1):	345.1	210.0	137.2	(0.8)	45.6	737.1	239.4	35.1	1,011.6
Net interest income	225.5	92.4	59.5	0.1	0.8	378.3	71.8	40.5	490.6
Net fees	105.2	92.4	78.0	—	44.8	320.4	(6.5)	(22.6)	291.3
Other	14.4	25.2	(0.3)	(0.9)	—	38.4	174.1	17.2	229.7
Other than BK and TB	378.8	66.2	62.4	367.3	55.7	930.4	96.7	(32.9)	994.2
Operating expenses	590.4	160.2	126.8	270.8	65.3	1,213.5	113.3	60.7	1,387.5

Operating profit (loss)	¥133.5	¥116.0	¥72.8	¥95.7	¥36.0	¥454.0	¥222.8	¥(58.5)	¥618.3

Six months ended September 30, 2020:
Net revenue:	¥662.7	¥249.8	¥197.5	¥415.3	¥138.1	¥1,663.4	¥461.7	¥4.1	¥2,129.2
BK and TB (1) :	304.9	198.3	117.6	0.4	46.8	668.0	343.6	38.0	1,049.6
Net interest income	203.6	79.4	57.9	0.5	2.2	343.6	103.4	44.2	491.2
Net fees	90.6	95.9	67.5	—	44.6	298.6	1.4	(27.3)	272.7
Other	10.7	23.0	(7.8)	(0.1)	—	25.8	238.8	21.1	285.7
Other than BK and TB	357.8	51.5	79.9	414.9	91.3	995.4	118.1	(33.9)	1,079.6
Operating expenses	553.6	152.5	131.8	264.3	101.5	1,203.7	112.5	77.6	1,393.8

Operating profit (loss)	¥109.1	¥97.3	¥65.7	¥151.0	¥36.6	¥459.7	¥349.2	¥(73.5)	¥735.4

Note:	(1)	“BK and TB” is a sum of MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis.

Reconciliation of Operating Profit (Loss) from Segments to Condensed Consolidated Statements of Income [Table Text Block]

	Six months ended September 30,
	2019	2020
	(in billions)
Operating profit	¥618	¥735
Provision for credit losses	(102)	(210)
Foreign exchange gains (losses)—net	(32)	87
Trading account profits —net	505	83
Equity investment securities gains (losses)—net	(26)	694
Debt investment securities losses—net	(136)	(204)
Equity in earnings of equity method investees—net	165	140
Impairment of goodwill	(241)	(106)
Reversal of off-balance sheet credit instruments	63	37
Other—net	24	(110)

Income before income tax expense	¥838	¥1,146